Accumulated Other Comprehensive Income (Notes)	12 Months Ended
Dec. 31, 2013
Comprehensive Income [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Changes in AOCI, net of tax and DAC, by component consist of the following:
For the year ended December 31, 2013

	Net Unrealized Gain on Securities	Net Gain (Loss) on Cash-Flow Hedging Instruments	Foreign Currency Translation Adjustments	Total AOCI
Beginning balance	$1,752	$258	$(23)	$1,987
OCI before reclassifications	(352)	(94)	23	(423)
Amounts reclassified from AOCI	(905)	(85)	—	(990)
Net OCI	(1,257)	(179)	23	(1,413)
Ending balance	$495	$79	$—	$574

For the year ended December 31, 2012

	Net Unrealized Gain on Securities	Net Gain (Loss) on Cash-Flow Hedging Instruments	Foreign Currency Translation Adjustments	Total AOCI
Beginning balance	$632	$368	$(47)	953
OCI before reclassifications	1,084	6	24	1,114
Amounts reclassified from AOCI	36	(116)	—	(80)
Net OCI	1,120	(110)	24	1,034
Ending balance	$1,752	$258	$(23)	$1,987

For the year ended December 31, 2011

	Net Unrealized Gain on Securities	Net Gain (Loss) on Cash-Flow Hedging Instruments	Foreign Currency Translation Adjustments	Total AOCI
Beginning balance	$(542)	$265	$(45)	(322)
OCI before reclassifications	1,223	156	(2)	1,377
Amounts reclassified from AOCI	(49)	(53)	—	(102)
Net OCI	1,174	103	(2)	1,275
Ending balance	$632	$368	$(47)	$953

Reclassifications from AOCI consist of the following:

	Amount Reclassified from AOCI
AOCI	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011	Affected Line Item in the Consolidated Statement of Operations
Net Unrealized Gain on Securities
Available-for-sale securities [1]	$1,392	$(55)	$75	Net realized capital gains (losses)
	1,392	(55)	75	Total before tax
	487	(19)	26	Income tax expense
	$905	$(36)	$49	Net income
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps [2]	$70	$85	$6	Net realized capital gains (losses)
Interest rate swaps	57	97	77	Net investment income
Foreign currency swaps	4	(4)	(1)	Net realized capital gains (losses)
	131	178	82	Total before tax
	46	62	29	Income tax expense
	$85	$116	$53	Net income
Total amounts reclassified from AOCI	$990	$80	$102	Net income
[1]    Includes $1.5 billion of net unrealized gains on securities relating to the sales of the Retirement Plans and Individual Life businesses.
[2]    Includes $71 of net gains on cash flow hedging instruments relating to the sales of the Retirement Plans and Individual Life businesses.

Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassificaiton from A.O.C.I [Table Text Block]
[1]    Includes $1.5 billion of net unrealized gains on securities relating to the sales of the Retirement Plans and Individual Life businesses.
[2]    Includes $71 of net gains on cash flow hedging instruments relating to the sales of the Retirement Plans and Individual Life businesses.